Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Guggenheim Variable Funds Trust
Entity Central Index Key	0000217087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000027865
Shareholder Report [Line Items]
Fund Name	Series E (Total Return Bond Series)
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	0.84%
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 87
Factors Affecting Performance [Text Block]

What factors materially affected the Fund’s performance over the last year?

Carry (earned income) was the largest contributor to both absolute and relative performance. Overweight duration positioning, especially in 5-to-10-year tenors where yields fell notably, enhanced relative returns. An overweight position in high-yield corporates, combined with positive security selection, contributed to relative performance as high-yield spreads tightened. Similarly, an overweight in Agency residential mortgage-backed securities also contributed to relative performance as spreads compressed. Overall, credit positioning added to absolute returns but detracted from relative returns, as structured credit spreads widened over the period.

Line Graph [Table Text Block]
	Series E (Total Return Bond Series)	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
12/31/16	$10,683	$10,265
12/31/17	$11,401	$10,628
12/31/18	$11,530	$10,629
12/31/19	$12,048	$11,556
12/31/20	$13,759	$12,424
12/31/21	$13,700	$12,232
12/31/22	$11,488	$10,641
12/31/23	$12,287	$11,229
12/31/24	$12,667	$11,369
12/31/25	$13,615	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	7.48%	-0.21%	3.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 190,250,841
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 473,546
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of December 31, 2025 Net Assets$190,250,841 Total Number of Portfolio Holdings689 Portfolio Turnover Rate51% Total Advisory Fees Paid$473,546
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of December 31, 2025

AAA	17.7%
AA	35.5%
A	13.1%
BBB	11.6%
BB	3.7%
B	1.2%
CCC	0.8%
CC	0.4%
C	0.1%
NRFootnote Referencea	1.7%
Other Investments	14.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of December 31, 2025

Value	Value
Other	6.7%
Credit Default Swap Agreements Protection Purchased	-3.2%
Asset-Backed Securities	17.0%
Centrally Cleared Interest Rate Swap Agreements	18.7%
U.S. Government Securities	18.9%
Corporate Bonds	22.0%
Collateralized Mortgage Obligations	42.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of December 31, 2025

Guggenheim Variable Insurance Strategy Fund III	14.0%
Uniform MBS 30 Year 3.00% due 2/1/2056	6.9%
Uniform MBS 30 Year 5.50% due 2/1/2056	3.1%
U.S. Treasury Inflation Indexed Bonds 2.13% due 1/15/2035	2.8%
Uniform MBS 30 Year 5.00% due 2/1/2056	2.2%
U.S. Treasury Inflation Indexed Bonds 1.63% due 10/15/2029	1.9%
Uniform MBS 30 Year 2.50% due 2/1/2056	1.9%
U.S. Treasury Notes 4.00% due 7/31/2032	1.8%
U.S. Treasury Bonds due 5/15/2051	1.8%
Ginnie Mae 5.00% due 2/20/2056	1.8%
Top 10 Total	38.2%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

The fund's net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.84% for the year ended December 31, 2025, a decrease of 0.05% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on reverse repurchase agreements utilized during the reporting period.

Effective December 15, 2025, the fund's annual expense limit was contractually reduced to 0.77% from 0.81%.

C000125779
Shareholder Report [Line Items]
Fund Name	Series F (Floating Rate Strategies Series)
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$115	1.13%
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 115
Factors Affecting Performance [Text Block]

What factors materially affected the Fund’s performance over the last year?

Relative performance was impacted by defaults in several legacy names in the fund. This mostly showed up in negative credit selection in the consumer sector and in the markdown of equity received as part of a restructuring. Security selection in the basic materials sector, and also in single B and BB bank loans was positive and helped to offset. Absolute returns for the bank loans and for the fund were more in line with long term averages as base rates have come down and nominal spreads repriced lower. All-in yields declined by ~1.00% during 2025 alongside some modest spread tightening. The fund continues to be positioned up in quality and up in liquidity.

Line Graph [Table Text Block]
	Series F (Floating Rate Strategies Series)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,856	$10,265	$10,988
12/31/17	$11,232	$10,628	$11,454
12/31/18	$11,142	$10,629	$11,585
12/31/19	$11,989	$11,556	$12,532
12/31/20	$11,990	$12,424	$12,881
12/31/21	$12,290	$12,232	$13,576
12/31/22	$12,185	$10,641	$13,432
12/31/23	$13,540	$11,229	$15,185
12/31/24	$14,465	$11,369	$16,559
12/31/25	$14,982	$12,199	$17,542

Average Annual Return [Table Text Block]
Average Annual Total Returns	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	3.57%	4.56%	4.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P UBS Leveraged Loan Index	5.96%	6.38%	5.78%

AssetsNet	$ 47,078,561
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 140,279
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of December 31, 2025 Net Assets$47,078,561 Total Number of Portfolio Holdings270 Portfolio Turnover Rate53% Total Advisory Fees Paid$140,279
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of December 31, 2025

AAA	2.8%
BBB	12.5%
BB	34.2%
B	42.2%
CCC	2.4%
NRFootnote Referencea	5.9%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of December 31, 2025

Value	Value
Other	2.5%
Mutual Fund	4.7%
Senior Floating Rate Interests	91.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of December 31, 2025

Guggenheim Floating Rate Strategies Fund Class R6	4.7%
NRG Energy, Inc. 5.59% due 4/16/2031	1.5%
Grifols SA 5.92% due 11/15/2027	1.1%
Calpine Construction Finance Company, LP 5.47% due 7/31/2030	1.1%
AI Aqua Merger Sub, Inc. 6.86% due 7/31/2028	1.1%
Ascend Learning LLC 6.72% due 12/11/2028	1.1%
Burlington Coat Factory Warehouse Corp. 5.47% due 9/24/2031	1.1%
GIP Pilot Acquisition Partners, LP 5.94% due 10/4/2030	1.0%
Petsmart LLC 7.73% due 8/9/2032	1.0%
Boxer Parent Co, Inc. 6.82% due 7/30/2031	1.0%
Top 10 Total	14.7%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

Effective December 15, 2025, the fund's annual expense limit was contractually reduced to 1.11% from 1.15%.

C000027854
Shareholder Report [Line Items]
Fund Name	Series P (High Yield Series)
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Series P (High Yield Series) for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	1.04%
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 108
Factors Affecting Performance [Text Block]

What factors materially affected the Fund’s performance over the last year?

The high yield market benefitted from strong technicals as manageable net new supply was easily absorbed by strong inflows into high yield products. High yield returns were supported by lower rates and slightly tighter credit spreads over the course of the year. The primary contributor to fund performance was solid credit selection in the capital goods and technology sectors in which the fund avoided some underperformers. The primary detractor to relative returns was weaker performance by bank loans and a small allocation to reorganized equity positions.

Line Graph [Table Text Block]
	Series P (High Yield Series)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
12/31/15	$10,000	$10,000	$10,000
12/31/16	$11,752	$10,265	$11,713
12/31/17	$12,484	$10,628	$12,592
12/31/18	$11,970	$10,629	$12,330
12/31/19	$13,371	$11,556	$14,095
12/31/20	$13,992	$12,424	$15,098
12/31/21	$14,748	$12,232	$15,895
12/31/22	$13,318	$10,641	$14,116
12/31/23	$14,920	$11,229	$16,014
12/31/24	$16,058	$11,369	$17,326
12/31/25	$17,156	$12,199	$18,820

Average Annual Return [Table Text Block]
Average Annual Total Returns	One Year	Five Years	Ten Years
Series P (High Yield Series)	6.84%	4.16%	5.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

AssetsNet	$ 28,105,113
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 22,186
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of December 31, 2025 Net Assets$28,105,113 Total Number of Portfolio Holdings281 Portfolio Turnover Rate47% Total Advisory Fees Paid$22,186
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of December 31, 2025

BBB	7.6%
BB	53.0%
B	30.0%
CCC	5.7%
NRFootnote Referencea	1.3%
Other Investments	2.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of December 31, 2025

Value	Value
Other	1.9%
Senior Floating Rate Interests	6.0%
Corporate Bonds	87.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of December 31, 2025

TransDigm, Inc. 6.88% due 12/15/2030	1.0%
Enviri Corp. 5.75% due 7/31/2027	1.0%
CPI CG, Inc. 10.00% due 7/15/2029	1.0%
Great Lakes Dredge & Dock Corp. 5.25% due 6/1/2029	0.9%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 9/15/2032	0.9%
AMN Healthcare, Inc. 6.50% due 1/15/2031	0.9%
Jefferies Finance LLC / JFIN Co.-Issuer Corp. 5.00% due 8/15/2028	0.9%
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% due 6/1/2031	0.9%
ITT Holdings LLC 6.50% due 8/1/2029	0.8%
Nassau Companies of New York 7.88% due 7/15/2030	0.7%
Top 10 Total	9.0%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

Effective December 15, 2025, the fund's annual expense limit was contractually reduced to 1.03% from 1.07%.